Investment Strategy - iShares Future AI Beneficiaries ETF	Sep. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar US Artificial Intelligence Beneficiaries Select Index (the “Underlying Index”), which measures the performance of U.S. equity securities issued by companies that are expected to amplify revenue or reduce costs within the next five years through the adoption of AI technology, as determined by the Morningstar Equity Research Team at Morningstar, Inc. (the “Index Provider” or “Morningstar”) pursuant to a systematic, rules-based methodology.
The Underlying Index is a subset of the Morningstar US Market Index (the “Parent Index”), which represents approximately the top 97% of the investable equity market capitalization. To construct the Underlying Index, the Index Provider begins with the securities of the Parent Index and excludes companies with an average three-month trailing daily trading volume of less than $2 million and float-adjusted market capitalization of less than $300 million. Additionally, the Index Provider excludes companies for which competing AI-powered products/services are expected to displace more than 10% of current revenue over the next 5 years, as determined by the Index Provider.
The Underlying Index is governed by a transparent, rules-based methodology that incorporates a number of third-party data inputs, including thematic screens. The thematic screens are based on exposure scores, which are standardized through a systematic assessment framework informed by publicly available information, including financial filings, company-specific forecasts, industry-level forecasts, and public statements made by company management teams and relevant industry experts.
The Index Provider determines eligibility for inclusion in the Underlying Index by identifying relevant AI subthemes to help target companies that the Index Provider determines are beneficiaries of leading-edge AI technology. They are reviewed annually and may change over time as they evolve and new subthemes emerge. These subthemes include:
• AI Cost Savings: Companies are expected to realize material cost savings of greater than 10% relative to the current cost structure from AI adoption over the next 5 years; and
• AI Revenue Amplification: Companies are expected to realize a material net revenue increase of greater than 10% relative to current revenue from AI adoption over the next 5 years.
The Index Provider determines the company’s exposure to each subtheme, assigning a score of 0 or 1 to each. Companies must have a non-zero exposure score to be eligible for inclusion in the Underlying Index. In constructing the index, the Index Provider assigns eligible companies a Tier 1, Tier 2, or Tier 3 classification based on the following criteria:
• Tier 1: Companies with score of 1 in both AI Cost Savings and AI Revenue Amplification.
• Tier 2: Companies with score of 1 in AI Cost Savings but a score of 0 in AI Revenue Amplification.
• Tier 3: Companies with score of 1 in AI Revenue Amplification but a score of 0 in AI Cost Savings.
The Index Provider ranks the securities in descending order from Tier 1 to Tier 3, with larger total market capitalization ranked higher within each tier. Morningstar targets the inclusion of 100 companies and includes no more than 20 companies from any single sector from the Morningstar Global Equity Classification System (“GECS”). If the number of eligible securities is less than the targeted constituent count of 100 then all eligible securities are selected.
The Index Provider determines the weights of each constituent following a 5-step process:
1.       each security is weighted by float-adjusted market capitalization;
2.       the aggregate weight of securities that the Index Provider identifies as producers or suppliers of AI is capped at 10%;
3.       the aggregate weight of Tier 3 securities is capped at 10%;
4.       each security with a total weight greater than or equal to 1.5% in the Parent Index is capped at 2% and all other securities are individually capped at a 4% weight; and
5.       sectors are capped at 25%, and the Index Provider redistributes the excess weights proportionally within the remaining sectors, subject to retaining all previously applied caps (i.e., already capped securities will not receive any additional weight).
These steps are applied iteratively to ensure all the caps are maintained. In the event of a breach of the above caps, securities/groups above the cap are assigned a weight equal to the cap and the excess weight from these capped stocks is redistributed to the remaining constituents in proportion to their pre-capped weights, subject to retaining all the previously applied caps. The Index Provider also reviews index constituents’ weights daily to ensure securities weighted above 5% are not higher than 25%, in aggregate. If this occurs, the Index Provider adjusts the weight of each security to 4%.
The Underlying Index is reconstituted annually on the third Friday of December. The Underlying Index is rebalanced quarterly on the third Friday of March, June, September, and December.
As of July 30, 2026, the Underlying Index had approximately 99 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services, healthcare, and industrial industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar which is independent of the Fund and BFA. The Index Provider follows a rules-based methodology to determine the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar US Artificial Intelligence Beneficiaries Select Index (the “Underlying Index”), which measures the performance of U.S. equity securities issued by companies that are expected to amplify revenue or reduce costs within the next five years through the adoption of AI technology, as determined by the Morningstar Equity Research Team at Morningstar, Inc. (the “Index Provider” or “Morningstar”) pursuant to a systematic, rules-based methodology.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.